Balance Sheets - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash & equivalents	$ 595
Subscription receivable	210
Prepaid expenses and other current assets	48,833
Total Current Assets	49,638
Total Assets	49,638	0
Current Liabilities
Accounts payable	10,589
Accrued liabilities	750	1,000
Total Current Liabilities	11,339	1,000
Stockholders’ Equity (Deficit)
Preferred Stock, $0.0001 par value; 20,000,000 shares authorized; none outstanding as of December 31, 2017 and 2016.
Common Stock, $0.0001 par value; 100,000,000 shares authorized; 18,300,000 and 20,000,000 shares issued and outstanding as of December 31, 2017 and 2016, respectively	1,830	2,000
Additional paid-in capital	83,826	312
Accumulated Deficit	(47,357)	(3,312)
Total Stockholders’ Equity (Deficit)	38,299	(1,000)
Total Liabilities and Stockholders’ Equity (Deficit)	$ 49,638	$ 0